Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Weitz Funds
Entity Central Index Key	0001257927
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000212508
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Institutional
Trading Symbol	WBAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Institutional	71	0.70

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WBAIX) returned 2.42% for the year ended March 31, 2025.

Equity holdings overall detracted from performance. Top equity contributors included Berkshire Hathaway Inc., Visa Inc., Aon plc, Oracle Corporation, and Mastercard Inc., supported by robust performance from financial sector stocks. Notable equity detractors included Martin Marietta Materials, Inc., Diageo, IDEX Corp., Danaher Corporation, and Microchip Technology Incorporated. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 15	10,000	10,000	10,000
Mar 16	9,920	10,196	10,035
Mar 17	10,547	10,240	10,772
Mar 18	11,292	10,364	11,476
Mar 19	11,990	10,828	12,007
Mar 20	12,044	11,796	11,909
Mar 21	14,686	11,880	14,550
Mar 22	15,443	11,386	14,602
Mar 23	14,823	10,842	13,808
Mar 24	16,649	11,026	15,109
Mar 25	17,052	11,564	15,989

AssetsNet	$ 236,962,995
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,428,649
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	236,962,995
Number of Portfolio Holdings	202
Net Investment Advisory Fees Paid ($)	1,428,649
Portfolio Turnover Rate (%)	25

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.7	2.5	0.61
Visa, Inc. - Class A	26.5	2.1	0.50
Aon plc - Class A	20.5	2.4	0.50
Oracle Corp.	12.4	1.4	0.30
Mastercard, Inc. - Class A	14.5	2.1	0.28

Largest Holdings [Text Block]
Security	% of Net Assets
Aon plc	2.9
Berkshire Hathaway, Inc.	2.8
Visa, Inc.	2.5
Mastercard, Inc.	2.2
Accenture plc	2.2
Danaher Corp.	2.1
Thermo Fisher Scientific, Inc.	2.0
IDEX Corp.	1.9
Vulcan Materials Co.	1.7
Analog Devices, Inc.	1.7
22.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009628
Shareholder Report [Line Items]
Fund Name	Conservative Allocation
Class Name	Investor
Trading Symbol	WBALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Conservative Allocation Fund - Investor	86	0.85

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WBALX) returned 2.32% for the year ended March 31, 2025.

Equity holdings overall detracted from performance. Top equity contributors included Berkshire Hathaway Inc., Visa Inc., Aon plc, Oracle Corporation, and Mastercard Inc., supported by robust performance from financial sector stocks. Notable equity detractors included Martin Marietta Materials, Inc., Diageo, IDEX Corp., Danaher Corporation, and Microchip Technology Incorporated. The fixed income portfolio, anchored by U.S. Treasuries, provided stable contributions through income and modest price appreciation.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Conservative Allocation Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Mar 15	10,000	10,000	10,000
Mar 16	9,920	10,196	10,035
Mar 17	10,547	10,240	10,772
Mar 18	11,292	10,364	11,476
Mar 19	11,990	10,828	12,007
Mar 20	12,031	11,796	11,909
Mar 21	14,647	11,880	14,550
Mar 22	15,376	11,386	14,602
Mar 23	14,743	10,842	13,808
Mar 24	16,526	11,026	15,109
Mar 25	16,909	11,564	15,989

AssetsNet	$ 236,962,995
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,428,649
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	236,962,995
Number of Portfolio Holdings	202
Net Investment Advisory Fees Paid ($)	1,428,649
Portfolio Turnover Rate (%)	25

Holdings [Text Block]

Top Equity Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.7	2.5	0.61
Visa, Inc. - Class A	26.5	2.1	0.50
Aon plc - Class A	20.5	2.4	0.50
Oracle Corp.	12.4	1.4	0.30
Mastercard, Inc. - Class A	14.5	2.1	0.28

Largest Holdings [Text Block]
Security	% of Net Assets
Aon plc	2.9
Berkshire Hathaway, Inc.	2.8
Visa, Inc.	2.5
Mastercard, Inc.	2.2
Accenture plc	2.2
Danaher Corp.	2.1
Thermo Fisher Scientific, Inc.	2.0
IDEX Corp.	1.9
Vulcan Materials Co.	1.7
Analog Devices, Inc.	1.7
22.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144329
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Institutional
Trading Symbol	WCPBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Institutional	46	0.45

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WCPBX) returned 5.93% for the year ended March 31, 2025.

Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), corporate bonds, and U.S. Treasuries were top contributors. MBS, CLOs and ABS all benefited from strong coupon income and price appreciation due to tightening spreads during the period. CLO performance was driven by our portfolio of commercial real estate and middle-market corporate CLOs. The ABS segment had notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index
Mar 15	10,000	10,000
Mar 16	10,206	10,196
Mar 17	10,677	10,240
Mar 18	10,827	10,364
Mar 19	11,376	10,828
Mar 20	11,554	11,796
Mar 21	13,042	11,880
Mar 22	12,824	11,386
Mar 23	12,440	10,842
Mar 24	12,932	11,026
Mar 25	13,698	11,564

AssetsNet	$ 3,215,468,845
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 10,054,795
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	3,215,468,845
Number of Portfolio Holdings	551
Net Investment Advisory Fees Paid ($)	10,054,795
Portfolio Turnover Rate (%)	11

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.8
U.S. Government Agency Mortgage Related Securities	31.7
AAA	6.9
AA	3.8
A	10.9
BBB	14.4
BB	3.4
B	1.1

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Less than 1 Year	2.8
1-3 Years	7.3
3-5 Years	15.2
5-7 Years	15.5
7-10 Years	25.7
10 Years or more	33.5
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144330
Shareholder Report [Line Items]
Fund Name	Core Plus Income
Class Name	Investor
Trading Symbol	WCPNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Core Plus Income Fund - Investor	64	0.62

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WCPNX) returned 5.75% for the year ended March 31, 2025.

Agency mortgage-backed securities (MBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), corporate bonds, and U.S. Treasuries were top contributors. MBS, CLOs and ABS all benefited from strong coupon income and price appreciation due to tightening spreads during the period. CLO performance was driven by our portfolio of commercial real estate and middle-market corporate CLOs. The ABS segment had notable contributions from investments in data centers and fiber networks. No segments detracted materially from performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Core Plus Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index
Mar 15	10,000	10,000
Mar 16	10,178	10,196
Mar 17	10,627	10,240
Mar 18	10,755	10,364
Mar 19	11,269	10,828
Mar 20	11,424	11,796
Mar 21	12,885	11,880
Mar 22	12,670	11,386
Mar 23	12,280	10,842
Mar 24	12,752	11,026
Mar 25	13,486	11,564

AssetsNet	$ 3,215,468,845
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 10,054,795
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	3,215,468,845
Number of Portfolio Holdings	551
Net Investment Advisory Fees Paid ($)	10,054,795
Portfolio Turnover Rate (%)	11

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	27.8
U.S. Government Agency Mortgage Related Securities	31.7
AAA	6.9
AA	3.8
A	10.9
BBB	14.4
BB	3.4
B	1.1

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Less than 1 Year	2.8
1-3 Years	7.3
3-5 Years	15.2
5-7 Years	15.5
7-10 Years	25.7
10 Years or more	33.5
100.0

Material Fund Change [Text Block]	Material fund changes: Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.
C000144331
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Institutional
Trading Symbol	WVAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Institutional	86	0.86

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WVAIX) returned 0.72% for the year ended March 31, 2025.

Top contributors included Visa Inc., Berkshire Hathaway Inc., Aon plc, Meta Platforms, Inc., and Charter Communications, Inc., benefiting from diverse sector strengths. Primary detractors were Danaher Corp., Global Payments Inc., CoStar Group, Inc., Microchip Technology Incorporated, and Thermo Fisher Scientific, Inc. Technology-adjacent stocks experienced prolonged weakness during the period and life sciences and bioprocessing stocks were restrained as the long-awaited cyclical recovery was muted by headlines highlighting potential new macro headwinds.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Institutional	Russell 1000 Index
Mar 15	10,000	10,000
Mar 16	9,212	10,048
Mar 17	10,139	11,799
Mar 18	11,099	13,449
Mar 19	12,133	14,700
Mar 20	11,460	13,529
Mar 21	18,023	21,711
Mar 22	19,610	24,592
Mar 23	17,476	22,528
Mar 24	23,058	29,257
Mar 25	23,223	31,545

AssetsNet	$ 856,967,500
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,951,370
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	856,967,500
Number of Portfolio Holdings	28
Net Investment Advisory Fees Paid ($)	6,951,370
Portfolio Turnover Rate (%)	31

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Visa, Inc. - Class A	26.5	5.2	1.25
Berkshire Hathaway, Inc. - Class B	26.6	5.0	1.13
Aon plc - Class A	20.4	4.3	1.06
Meta Platforms, Inc. - Class A	19.6	4.7	1.05
Charter Communications, Inc. - Class A	26.4	4.1	1.03

Largest Holdings [Text Block]
Security	% of Net Assets
Danaher Corp.	6.5
Visa, Inc.	5.9
Mastercard, Inc.	4.9
Global Payments, Inc.	4.6
Berkshire Hathaway, Inc.	4.5
Thermo Fisher Scientific, Inc.	4.4
CoStar Group, Inc.	4.2
IDEX Corp.	4.2
Equifax, Inc.	4.1
Meta Platforms, Inc.	4.0
47.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009625
Shareholder Report [Line Items]
Fund Name	Large Cap Equity
Class Name	Investor
Trading Symbol	WVALX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Large Cap Equity Fund - Investor	103	1.03

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WVALX) returned 0.55% for the year ended March 31, 2025.

Top contributors included Visa Inc., Berkshire Hathaway Inc., Aon plc, Meta Platforms, Inc., and Charter Communications, Inc., benefiting from diverse sector strengths. Primary detractors were Danaher Corp., Global Payments Inc., CoStar Group, Inc., Microchip Technology Incorporated, and Thermo Fisher Scientific, Inc. Technology-adjacent stocks experienced prolonged weakness during the period and life sciences and bioprocessing stocks were restrained as the long-awaited cyclical recovery was muted by headlines highlighting potential new macro headwinds.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Large Cap Equity Fund - Investor	Russell 1000 Index
Mar 15	10,000	10,000
Mar 16	9,195	10,048
Mar 17	10,097	11,799
Mar 18	11,029	13,449
Mar 19	12,025	14,700
Mar 20	11,332	13,529
Mar 21	17,787	21,711
Mar 22	19,323	24,592
Mar 23	17,196	22,528
Mar 24	22,654	29,257
Mar 25	22,779	31,545

AssetsNet	$ 856,967,500
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,951,370
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	856,967,500
Number of Portfolio Holdings	28
Net Investment Advisory Fees Paid ($)	6,951,370
Portfolio Turnover Rate (%)	31

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Visa, Inc. - Class A	26.5	5.2	1.25
Berkshire Hathaway, Inc. - Class B	26.6	5.0	1.13
Aon plc - Class A	20.4	4.3	1.06
Meta Platforms, Inc. - Class A	19.6	4.7	1.05
Charter Communications, Inc. - Class A	26.4	4.1	1.03

Largest Holdings [Text Block]
Security	% of Net Assets
Danaher Corp.	6.5
Visa, Inc.	5.9
Mastercard, Inc.	4.9
Global Payments, Inc.	4.6
Berkshire Hathaway, Inc.	4.5
Thermo Fisher Scientific, Inc.	4.4
CoStar Group, Inc.	4.2
IDEX Corp.	4.2
Equifax, Inc.	4.1
Meta Platforms, Inc.	4.0
47.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000144332
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Institutional
Trading Symbol	WPVIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Institutional	90	0.87

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPVIX) returned 7.12% for the year ended March 31, 2025.

Top contributors over the period included Berkshire Hathaway Inc., HEICO Corporation, Liberty Broadband Corp., ACI Worldwide Inc., and Guidewire Software Inc., reflecting robust operating momentum and company-specific strategies, particularly Berkshire Hathaway as it often benefits in volatile markets. Detractors included Liberty Media Corp-Liberty SiriusXM, CoStar Group Inc., Martin Marietta Materials Inc., LKQ Corporation, and IDEX Corp, impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Institutional	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	8,955	9,958
Mar 17	9,975	11,757
Mar 18	10,429	13,381
Mar 19	10,718	14,554
Mar 20	9,154	13,229
Mar 21	14,503	21,495
Mar 22	15,134	24,058
Mar 23	13,346	21,994
Mar 24	16,822	28,437
Mar 25	18,019	30,490

AssetsNet	$ 565,426,328
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,311,283
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	565,426,328
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	4,311,283
Portfolio Turnover Rate (%)	16

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	7.0	1.84
HEICO Corp. - Class A	37.1	5.4	1.81
Liberty Broadband Corp.	48.7	3.6	1.51
ACI Worldwide, Inc.	64.7	2.9	1.43
Guidewire Software, Inc.	68.1	1.7	1.43

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	8.5
HEICO Corp.	6.0
Visa, Inc.	5.7
Mastercard, Inc.	4.9
Aon plc	4.7
Liberty Broadband Corp.	4.5
CoStar Group, Inc.	4.2
Alphabet, Inc.	4.1
Meta Platforms, Inc.	4.1
CarMax, Inc.	3.6
50.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009627
Shareholder Report [Line Items]
Fund Name	Multi Cap Equity
Class Name	Investor
Trading Symbol	WPVLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Multi Cap Equity Fund - Investor	110	1.06

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPVLX) returned 6.86% for the year ended March 31, 2025.

Top contributors over the period included Berkshire Hathaway Inc., HEICO Corporation, Liberty Broadband Corp., ACI Worldwide Inc., and Guidewire Software Inc., reflecting robust operating momentum and company-specific strategies, particularly Berkshire Hathaway as it often benefits in volatile markets. Detractors included Liberty Media Corp-Liberty SiriusXM, CoStar Group Inc., Martin Marietta Materials Inc., LKQ Corporation, and IDEX Corp, impacted by sector-specific challenges.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Multi Cap Equity Fund - Investor	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	8,939	9,958
Mar 17	9,928	11,757
Mar 18	10,353	13,381
Mar 19	10,612	14,554
Mar 20	9,040	13,229
Mar 21	14,299	21,495
Mar 22	14,889	24,058
Mar 23	13,107	21,994
Mar 24	16,494	28,437
Mar 25	17,626	30,490

AssetsNet	$ 565,426,328
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 4,311,283
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	565,426,328
Number of Portfolio Holdings	34
Net Investment Advisory Fees Paid ($)	4,311,283
Portfolio Turnover Rate (%)	16

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	7.0	1.84
HEICO Corp. - Class A	37.1	5.4	1.81
Liberty Broadband Corp.	48.7	3.6	1.51
ACI Worldwide, Inc.	64.7	2.9	1.43
Guidewire Software, Inc.	68.1	1.7	1.43

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	8.5
HEICO Corp.	6.0
Visa, Inc.	5.7
Mastercard, Inc.	4.9
Aon plc	4.7
Liberty Broadband Corp.	4.5
CoStar Group, Inc.	4.2
Alphabet, Inc.	4.1
Meta Platforms, Inc.	4.1
CarMax, Inc.	3.6
50.3

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000040696
Shareholder Report [Line Items]
Fund Name	Nebraska Tax Free Income
Trading Symbol	WNTFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Nebraska Tax Free Income Fund	45	0.45

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WNTFX) returned 2.07% for the year ended March 31, 2025.

Top contributing sectors included education revenue bonds, state and city-specific general obligations, and utility bonds. The Nursing Home segment detracted from performance.

Credit conditions across most municipal bond sectors remain supportive as the U.S. economy continues to grow, unemployment remains low, and tax receipts continue to be strong. Nebraska's fiscal, educational, employment, and economic stability further support state and local bond conditions.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Nebraska Tax Free Income Fund	Bloomberg Municipal Bond Index	Bloomberg 5-Year Municipal Bond Index
Mar 15	10,000	10,000	10,000
Mar 16	10,120	10,388	10,282
Mar 17	10,066	10,404	10,318
Mar 18	10,059	10,681	10,385
Mar 19	10,406	11,256	10,844
Mar 20	10,672	11,689	11,082
Mar 21	10,957	12,333	11,644
Mar 22	10,620	11,782	11,122
Mar 23	10,716	11,812	11,317
Mar 24	10,870	12,181	11,538
Mar 25	11,094	12,330	11,823

AssetsNet	$ 18,693,916
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 90,924
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	18,693,916
Number of Portfolio Holdings	80
Net Investment Advisory Fees Paid ($)	90,924
Portfolio Turnover Rate (%)	2

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
AAA	5.9
AA	62.2
A	26.5
BBB	0.7
Non-Rated	2.1
Cash Equivalents	2.6

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	2.6
Less than 1 Year	12.7
1-3 Years	32.6
3-5 Years	14.3
5-7 Years	16.9
7-10 Years	12.7
10 Years or more	8.2
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000023365
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Institutional
Trading Symbol	WPOPX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Institutional	122	1.18

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPOPX) returned 6.95% for the year ended March 31, 2025.

Top contributors over this period included Berkshire Hathaway Inc., Liberty Broadband Corp., Perimeter Solutions SA, Aon plc, and Visa Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Danaher Corp., Thermo Fisher Scientific, Inc., and CoStar Group Inc.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Institutional	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	9,080	9,958
Mar 17	9,944	11,757
Mar 18	10,143	13,381
Mar 19	11,285	14,554
Mar 20	10,627	13,229
Mar 21	14,889	21,495
Mar 22	14,810	24,058
Mar 23	12,469	21,994
Mar 24	15,361	28,437
Mar 25	16,428	30,490

AssetsNet	$ 415,951,605
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,249,397
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	415,951,605
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	4,249,397
Portfolio Turnover Rate (%)	25

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	11.4	2.94
Liberty Broadband Corp. - Class A	48.6	5.9	2.67
Perimeter Solutions, Inc.	41.4	2.8	1.58
Aon plc - Class A	38.9	3.5	1.40
Visa, Inc. - Class A	26.5	5.1	1.14

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	13.8
Liberty Broadband Corp.	7.5
Visa, Inc.	5.5
Mastercard, Inc.	5.3
Danaher Corp.	4.9
Thermo Fisher Scientific, Inc.	4.8
Global Payments, Inc.	4.2
Microsoft Corp.	4.1
IDEX Corp.	3.9
Aon plc	3.8
57.8

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000103219
Shareholder Report [Line Items]
Fund Name	Partners III Opportunity
Class Name	Investor
Trading Symbol	WPOIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Partners III Opportunity Fund - Investor	199	1.93

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WPOIX) returned 6.27% for the year ended March 31, 2025.

Top contributors over this period included Berkshire Hathaway Inc., Liberty Broadband Corp., Perimeter Solutions SA, Aon plc, and Visa Inc., driven by strong operating momentum and effective company-specific execution. Primary detractors were Liberty Media Corp-Liberty SiriusXM, Danaher Corp., Thermo Fisher Scientific, Inc., and CoStar Group Inc.

For additional manager insights, visit weitzinvestments.com.

Line Graph [Table Text Block]
	Weitz Partners III Opportunity Fund - Investor	Russell 3000 Index
Mar 15	10,000	10,000
Mar 16	9,044	9,958
Mar 17	9,853	11,757
Mar 18	10,000	13,381
Mar 19	11,063	14,554
Mar 20	10,355	13,229
Mar 21	14,419	21,495
Mar 22	14,272	24,058
Mar 23	11,944	21,994
Mar 24	14,606	28,437
Mar 25	15,522	30,490

AssetsNet	$ 415,951,605
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,249,397
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	415,951,605
Number of Portfolio Holdings	29
Net Investment Advisory Fees Paid ($)	4,249,397
Portfolio Turnover Rate (%)	25

Holdings [Text Block]

Top Contributors

	Return (%)	Average Weight (%)	Contribution (%)
Berkshire Hathaway, Inc. - Class B	26.6	11.4	2.94
Liberty Broadband Corp. - Class A	48.6	5.9	2.67
Perimeter Solutions, Inc.	41.4	2.8	1.58
Aon plc - Class A	38.9	3.5	1.40
Visa, Inc. - Class A	26.5	5.1	1.14

Largest Holdings [Text Block]
Security	% of Net Assets
Berkshire Hathaway, Inc.	13.8
Liberty Broadband Corp.	7.5
Visa, Inc.	5.5
Mastercard, Inc.	5.3
Danaher Corp.	4.9
Thermo Fisher Scientific, Inc.	4.8
Global Payments, Inc.	4.2
Microsoft Corp.	4.1
IDEX Corp.	3.9
Aon plc	3.8
57.8

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.
C000009629
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Institutional
Trading Symbol	WEFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Institutional	46	0.45

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WEFIX) returned 6.19% for the year ended March 31, 2025.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, non-Agency CMOs (Collateralized Mortgage Obligations), collateralized loan obligations (CLOs), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. Non-Agency CMOs and U.S. Treasuries also added positive returns along with CLOs (both commercial real estate and middle-market. The CMBS segment detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Institutional	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 15	10,000	10,000	10,000
Mar 16	10,083	10,196	10,105
Mar 17	10,323	10,240	10,180
Mar 18	10,388	10,364	10,205
Mar 19	10,719	10,828	10,517
Mar 20	10,766	11,796	11,007
Mar 21	11,447	11,880	11,134
Mar 22	11,286	11,386	10,810
Mar 23	11,398	10,842	10,836
Mar 24	12,020	11,026	11,222
Mar 25	12,764	11,564	11,851

AssetsNet	$ 1,151,278,170
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 3,862,762
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	1,151,278,170
Number of Portfolio Holdings	373
Net Investment Advisory Fees Paid ($)	3,862,762
Portfolio Turnover Rate (%)	39

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	21.5
U.S. Government Agency Mortgage Related Securities	18.6
AAA	40.3
AA	5.9
A	7.8
BBB	5.7
BB	0.4
Non-Rated	0.3
Cash Equivalents	-0.5

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-0.5
Less than 1 Year	17.0
1-3 Years	49.4
3-5 Years	14.1
5-7 Years	5.9
7-10 Years	5.0
10 Years or more	9.1
100.0

Material Fund Change [Text Block]	Materialfund changes: There were no material fund changes during the reporting period.
C000103218
Shareholder Report [Line Items]
Fund Name	Short Duration Income
Class Name	Investor
Trading Symbol	WSHNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Short Duration Income Fund - Investor	64	0.62

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: WSHNX) returned 6.02% for the year ended March 31, 2025.

Top contributors included asset-backed securities (ABS), U.S. Treasuries, non-Agency CMOs (Collateralized Mortgage Obligations), collateralized loan obligations (CLOs), and corporate bonds. ABS performed strongly due to stable prices and robust coupon income, especially in auto, equipment, fleet, and consumer loans. Non-Agency CMOs and U.S. Treasuries also added positive returns along with CLOs (both commercial real estate and middle-market. The CMBS segment detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Short Duration Income Fund - Investor	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Aggregate Index
Mar 15	10,000	10,000	10,000
Mar 16	10,058	10,196	10,105
Mar 17	10,274	10,240	10,180
Mar 18	10,319	10,364	10,205
Mar 19	10,624	10,828	10,517
Mar 20	10,652	11,796	11,007
Mar 21	11,322	11,880	11,134
Mar 22	11,157	11,386	10,810
Mar 23	11,251	10,842	10,836
Mar 24	11,854	11,026	11,222
Mar 25	12,568	11,564	11,851

AssetsNet	$ 1,151,278,170
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 3,862,762
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	1,151,278,170
Number of Portfolio Holdings	373
Net Investment Advisory Fees Paid ($)	3,862,762
Portfolio Turnover Rate (%)	39

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	21.5
U.S. Government Agency Mortgage Related Securities	18.6
AAA	40.3
AA	5.9
A	7.8
BBB	5.7
BB	0.4
Non-Rated	0.3
Cash Equivalents	-0.5

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	-0.5
Less than 1 Year	17.0
1-3 Years	49.4
3-5 Years	14.1
5-7 Years	5.9
7-10 Years	5.0
10 Years or more	9.1
100.0

Material Fund Change [Text Block]	Materialfund changes: Effective July 31, 2024, the annual operating expense ratio cap was updated to 0.65%. Prior to July 31, 2024, the annual operating expense ratio cap was 0.55%.
C000009630
Shareholder Report [Line Items]
Fund Name	Ultra Short Government
Trading Symbol	SAFEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at weitz.investments/reports. You can also request information by contacting us at 888-859-0698
Additional Information Phone Number	888-859-0698
Additional Information Website	weitz.investments/reports
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment ($)	Costs paid as a percentage of a $10,000 investment (%)
Weitz Ultra Short Government Fund	33	0.32

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund (Ticker: SAFEX) returned 4.78% for the year ended March 31, 2025.

As of March 31, the fund held 91.3% in U.S. Treasuries, 0.1% in investment-grade asset-backed securities, and 8.6% in a high-quality money market fund. The Fund maintained a low average effective duration to reduce rate sensitivity, focusing on short-term Treasuries that provided steady gains through favorable reinvestment rates. No segments detracted from performance.

For additional manager insights, visit weitzinvestments.com.

Material Change Description [Text Block]
	Weitz Ultra Short Government Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 6-Month Treasury Bill Index
Mar 15	10,000	10,000	10,000
Mar 16	10,003	10,196	10,039
Mar 17	10,029	10,240	10,098
Mar 18	10,123	10,364	10,213
Mar 19	10,342	10,828	10,444
Mar 20	10,595	11,796	10,742
Mar 21	10,625	11,880	10,759
Mar 22	10,626	11,386	10,754
Mar 23	10,885	10,842	11,035
Mar 24	11,420	11,026	11,610
Mar 25	11,965	11,564	12,205

AssetsNet	$ 141,744,909
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 470,024
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets ($)	141,744,909
Number of Portfolio Holdings	13
Net Investment Advisory Fees Paid ($)	470,024
Portfolio Turnover Rate (%)	3

Holdings [Text Block]

Credit Quality (% of Portfolio)

Value	Value
U.S Treasury	91.4
Cash Equivalents	8.6

Largest Holdings [Text Block]

Maturity Distribution

Maturity	% of Portfolio
Cash Equivalents	8.6
Less than 1 Year	91.4
100.0

Material Fund Change [Text Block]	Material fund changes: There were no material fund changes during the reporting period.